SIGNIFICANT ACCOUNTING POLICIES: (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Anti-dilutive shares	4,085,416	3,463,710	3,713,296	3,437,843